Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT INCOME
Interest income	$ 5,931	$ 0
Interest income, net (allocated from the Master Fund)	1,445,023	3,798,503
Total investment income	1,450,954	3,798,503
Expenses:
Management fees (see note 4)	3,148,410	3,415,443
Brokerage commissions (allocated from the Master Fund)	817,597	917,967
Selling commissions and platform fees (see note 4)	2,707,949	3,083,970
Operating expenses (see note 5)	562,898	578,293
Custody fees and other expenses (allocated from the Master Fund)	28,172	29,669
Total expenses	7,265,026	8,025,342
Net investment loss	(5,814,072)	(4,226,839)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	(27,502,396)	23,000,241
Foreign exchange translation	195,956	(167,733)
Net change in unrealized:
Futures and forward currency contracts	4,931,684	(5,321,011)
Foreign exchange translation	62,045	133,981
Realized	223,242	28,729
Net change in unrealized	(138,615)	182,394
Net realized and unrealized gains allocated from the Master Fund	(22,228,084)	17,856,601
NET INCOME	(28,042,156)	13,629,762
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND	0	2,664,064
NET INCOME AFTER PROFIT SHARE	$ (28,042,156)	$ 10,965,698
Series A [Member]
Net change in unrealized:
NET INCOME PER UNIT OUTSTANDING	$ (173.68)	$ 72.22
Series B [Member]
Net change in unrealized:
NET INCOME PER UNIT OUTSTANDING	(177.25)	106.63
Series C [Member]
Net change in unrealized:
NET INCOME PER UNIT OUTSTANDING	(180.85)	108.80
Series D [Member]
Net change in unrealized:
NET INCOME PER UNIT OUTSTANDING	$ (181.41)	$ 94.22
Millburn Multi-Markets Trading L.P. [Member]
INVESTMENT INCOME
Total investment income	$ 6,011,434	$ 12,584,791
Expenses:
Management fees (see note 4)	3,422,934	3,054,092
Brokerage commissions (allocated from the Master Fund)	8,923,504	8,522,450
Selling commissions and platform fees (see note 4)	2,731,894	3,095,156
Operating expenses (see note 5)	1,272,162	1,135,541
Custody fees and other expenses (allocated from the Master Fund)	120,360	98,119
Total expenses	16,470,854	15,905,358
Net investment loss	(10,459,420)	(3,320,567)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	(114,346,895)	72,332,240
Foreign exchange translation	838,679	(557,191)
Net change in unrealized:
Futures and forward currency contracts	20,446,174	(15,056,938)
Foreign exchange translation	284,384	443,419
Realized	943,072	100,553
Net change in unrealized	(530,201)	598,001
Net realized and unrealized gains allocated from the Master Fund	(92,364,787)	57,860,084
NET INCOME	(102,824,207)	54,539,517
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND	622,309	9,214,564
NET INCOME AFTER PROFIT SHARE	$ (103,446,516)	$ 45,324,953